Supplement dated February 16, 2023

to the Prospectus and Statement of Additional Information of:

Aquila Funds Trust

Aquila High Income Fund

Aquila Opportunity Growth Fund

Dated April 26, 2022

Aquila Municipal Trust

Aquila Tax-Free Trust of Arizona

Aquila Tax-Free Fund of Colorado

Aquila Churchill Tax-Free Fund of Kentucky

Aquila Tax-Free Trust of Oregon

Aquila Narragansett Tax-Free Income Fund

Aquila Tax-Free Fund For Utah

Dated July 25, 2022

Hawaiian Tax-Free Trust

Dated July 25, 2022

The following disclosure supplements any information to the contrary in each Fund’s Prospectus and Statement of Additional Information:

Effective February 16, 2023, the mailing addresses for Aquila Group of Funds (“AGOF”) transfer and shareholder servicing agent have changed. This change will impact where you send AGOF forms and other correspondence (e.g., account applications, investment purchase and redemption requests, and shareholder account inquiries).

Effective February 16, 2023, please send your AGOF forms and other correspondence to one of the following addresses:

First-Class Mail:

Aquila Group of Funds

P.O. Box 534428

Pittsburgh, PA 15253-4428

Overnight Carrier Deliveries:

Aquila Group of Funds

Attention: 534428

500 Ross Street, 154-0520

Pittsburgh, PA 15262

All references to a mailing address for AGOF forms and other correspondence, as described above are hereby amended to reflect the new addresses.

Please retain this supplement for future reference.

AQL-ADDR-0223